Vessel Operating and Voyage Expenses	6 Months Ended
Jun. 30, 2021
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
12.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2020	2021
Crew & crew related costs	$1,291,082	$6,236,241
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	848,575	2,650,534
Lubricants	130,009	881,925
Insurances	193,912	850,984
Tonnage taxes	53,840	187,345
Other	86,918	459,866
Total Vessel operating expenses	$2,604,336	$11,266,895

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2020	2021
Brokerage commissions	$66,585	$359,254
Brokerage commissions- related party	55,281	364,540
Port & other expenses	122,469	461,219
Bunkers consumption	—	866,090
Loss/(Gain) on bunkers	15,265	(1,109,510)
Total Voyage expenses	$259,600	$941,593